SUPPLEMENTAL CASH FLOW INFORMATION - Changes in Non-Cash Operating Working Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in Non-Cash Operating Working Capital
Accounts receivable	$ (45,837)	$ (144,413)	$ 84,685
Other assets	(2,442)	(7,583)	(3,333)
Accounts payable - operating	8,773	57,353	2,317
Non-cash operating activities	$ (39,506)	$ (94,643)	$ 83,669